CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	30,000,000	30,000,000	30,000,000
Preferred stock, shares issued	10,000,000	10,000,000	10,000,000
Preferred stock, shares outstanding	10,000,000	10,000,000	10,000,000
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	107,279,442	105,029,613	94,961,001
Common stock, shares outstanding	107,279,442	105,029,613	94,961,001